Cash, cash equivalents and restricted cash - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 173,441	$ 185,959	$ 190,447